Share-based compensation - Assumptions used to value the fair value of each option granted (Details)	12 Months Ended
	Dec. 31, 2023 ¥ / shares	Dec. 31, 2022 ¥ / shares	Dec. 31, 2021 ¥ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Assumptions used to value the fair value of each option granted
Exercise price | (per share)			¥ 0.70			$ 0.11
Fair value of the ordinary shares on the date of option grant | (per share)			¥ 1.31			$ 0.20
Risk-free interest rate			3.09%
Risk-free interest rate, minimum	2.64%	2.70%
Risk-free interest rate, maximum	3.84%	2.88%
Contractual life	10 years	10 years	10 years
Expected forfeiture rate (post-vesting)	16.00%	16.00%	16.00%
Exercise multiples	2.8	2.8	2.8
Expected volatility			32.00%
Expected volatility, minimum	30.09%	29.77%
Expected volatility, maximum	30.41%	30.16%
Minimum
Assumptions used to value the fair value of each option granted
Exercise price | (per share)	¥ 0.00	¥ 0.00		$ 0.00	$ 0.00
Fair value of the ordinary shares on the date of option grant | (per share)	2.04	1.35		0.30	0.19
Maximum
Assumptions used to value the fair value of each option granted
Exercise price | (per share)	1.80	1.80		0.25	0.26
Fair value of the ordinary shares on the date of option grant | (per share)	¥ 3.10	¥ 1.40		$ 0.43	$ 0.21